SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of group's cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at various locations

	As of December 31,
	2020	2021
	RMB	RMB
Financial institutions in the mainland of the PRC
—Denominated in RMB	76,352,748	35,656,085
—Denominated in USD	89,289,111	258,690,388
Total cash and cash equivalents balances held at mainland PRC financial institutions	165,641,859	294,346,473
Financial institution in Hong Kong Special Administrative Region (“Hong Kong S.A.R.”)
—Denominated in HKD	1,074,294	14,306,671
—Denominated in USD	261,797,195	15,084,574
Total cash balances held at the Hong Kong S.A.R. financial institution	262,871,489	29,391,245
Financial institutions in the United States
—Denominated in USD	8,540,607	22,950,413
Total cash balances held at the United States financial institutions	8,540,607	22,950,413
Financial institution in Vietnam
—Denominated in VND	6,596	6,278
Total cash balances held at the Vietnam financial institution	6,596	6,278
Financial institution in Japan
—Denominated in JPY	2,415,660	3,090,453
Total cash balances held at the Japan financial institution	2,415,660	3,090,453
Total cash and cash equivalents balances held at financial institutions	439,476,211	349,784,862

Schedule of estimated useful lives of the assets

Office and electronic equipment	3 years
Leasehold improvements	Shorter of 3 years or lease term

Schedule of estimated lives of intangible assets

Licenses	5 years
User bases	3-4 years
Brand names	10 years
Technologies	3 years